Financial Assets - Convertible bond, Non-current derivatives and loans (Details) € in Thousands, $ in Thousands			12 Months Ended
	Oct. 02, 2017 USD ($)	Feb. 02, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Oct. 02, 2017 EUR (€)	Apr. 22, 2016 USD ($)	Apr. 22, 2016 EUR (€)
Financial Assets
Settlement amount		€ 20,500
Loss on settlement		€ 5,500
Non-current derivatives				€ 8,338	€ 13,665
Aradigm
Financial Assets
Indirect ownership interest (as a percent)			35.13%	35.13%
Impairment loss of financial assets related to convertible bond				€ 14,477
Impairment loss on implicit derivative to the right of convertible bond				3,672
Aradigm | Convertible Bonds, Maturing in 2021
Financial Assets
Notional amount							$ 19,950	€ 17,997
interest rate on non-current loans (as a percent)							9.00%	9.00%
Amount repaid on loan				€ 1,601	€ 839
Convertible bonds, conversion ratio					191.94
Principal amount of convertible bonds that is used in conversion calculations | $			$ 1,000
Singulex, Inc.
Financial Assets
Notional amount	$ 20,000					€ 16,676
interest rate on non-current loans (as a percent)	5.00%					5.00%
Indirect ownership interest (as a percent)	19.33%